Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Statement of Comprehensive Income [Abstract]
Tax (expense) benefit on change in fair value of cash flow hedges	$ (2,458)	$ 4,482	$ 651
Tax benefit (expense) on change in fair value of available-sale-of securities	0	9	(4)
Tax benefit (expense) on unrealized (loss) gain on defined benefit plan	$ 1,080	$ (254)	$ (697)